Intangible assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 753,224	$ 772,640	$ 949,355
Impairment loss	0	73,733	21,430
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	721,880	742,961	918,450
Customer relationships [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	941,582	891,553	1,020,500
Customer relationships [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(219,702)	(74,859)	(95,911)
Impairment loss		(73,733)	(6,139)
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 31,344	29,679	46,196
Trade names [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		$ 0	$ (15,291)